Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	Ashmore Funds
Central Index Key	0001498498
Amendment Flag	false
Document Creation Date	Sep 20, 2012
Document Effective Date	Sep 20, 2012
Prospectus Date	Feb 29, 2012

ASHMORE FUNDS

Supplement dated September 20, 2012

to the Statutory Prospectus for Institutional Class Shares of Ashmore Funds

Dated February 29, 2012 (as supplemented thereafter)

and to the Statutory Prospectus for Class A and Class C Shares of Ashmore Funds

Dated February 29, 2012 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Small-Cap Equity Fund (the “Fund”)

Within the Prospectuses, the second sentence of the sections entitled “Summary Information About the Funds—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” and “Principal Investments and Strategies of Each Fund—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” is hereby restated in its entirety as follows:

Principal Investment Strategies

The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated September 20, 2012

to the Statutory Prospectus for Institutional Class Shares of Ashmore Funds

Dated February 29, 2012 (as supplemented thereafter)

and to the Statutory Prospectus for Class A and Class C Shares of Ashmore Funds

Dated February 29, 2012 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Small-Cap Equity Fund (the “Fund”)

Within the Prospectuses, the second sentence of the sections entitled “Summary Information About the Funds—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” and “Principal Investments and Strategies of Each Fund—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” is hereby restated in its entirety as follows:

Principal Investment Strategies

The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.

Ashmore Emerging Markets Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated September 20, 2012

to the Statutory Prospectus for Institutional Class Shares of Ashmore Funds

Dated February 29, 2012 (as supplemented thereafter)

and to the Statutory Prospectus for Class A and Class C Shares of Ashmore Funds

Dated February 29, 2012 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Small-Cap Equity Fund (the “Fund”)

Within the Prospectuses, the second sentence of the sections entitled “Summary Information About the Funds—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” and “Principal Investments and Strategies of Each Fund—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” is hereby restated in its entirety as follows:

Principal Investment Strategies

The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 20, 2012